UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  600 Steamboat Road
          Greenwich, CT 06830


13F File Number: 28-XXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8510


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo             Greenwich, CT             February 13, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $387,132
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                        Name
--------------------                        ----
28-XXXXX                                    SCP Overseas Fund, Ltd.

                        FORM 13F INFORMATION TABLE

           Column 1               Column 2      Column 3  Column 4           Column 5       Column 6    Column 7      Column 8
                                                                                                                  Voting Authority
                                                                                                                  ------------------
                                                           Value     Shares/   Sh/   Put/  Investment   Other
        Name of Issuer         Title of class    CUSIP    (x$1000)   Prn Amt   Prn   Call  Discretion  Managers   Sole  Shared  None
----------------------------- ---------------  ---------  --------  --------   ---   ----  ----------  --------   ----  ------  ----
AMBAC FINL GROUP INC             Com           023139108     4,719      68,000  Sh         Sole                    68,000
AMDOCS LTD                       Ord           G02602103     4,631     206,000  Sh         Sole                   206,000
AMERICAN TOWER CORP              CL A          029912201    23,338   2,156,900  Sh         Sole                 2,156,900
AMERICREDIT CORP                 Com           03060R101     9,216     578,500  Sh         Sole                   578,500
APOGENT TECHNOLOGIES INC         Com           03760A101     3,744     162,500  Sh         Sole                   162,500
APPLIED MOLECULAR EVOLUTION      Com           03823E108     4,939     277,000  Sh         Sole                   277,000
ARAMARK                          CL B          038521100    15,108     551,000  Sh         Sole                   551,000
CAREER EDUCATION CORP            Com           141665109     6,199     154,000  Sh         Sole                   154,000
DICKS SPORTING GOODS INC         Com           253393102     3,893      80,000  Sh         Sole                    80,000
DYCOM INDS INC                   Call          267475901       711      26,500       Call  Sole                    26,500
HAYES-LEMMERZ INTL INC           Com           420781304     3,756     207,400  Sh         Sole                   207,400
HOME DEPOT INC                   Com           437076102     8,908     251,000  Sh         Sole                   251,000
ICON PUB LTD CO                  Sponsored ADR 45103T107     4,310      98,850  Sh         Sole                    98,850
IMPAX LABORATORIES INC           Com           45256B101    10,084     700,760  Sh         Sole                   700,760
KB HOME                          Com           48666K109     3,227      44,500  Sh         Sole                    44,500
KINDER MORGAN INC KANS           Com           49455P101    16,336     276,410  Sh         Sole                   276,410
KMART HLDG CORPORATION           Com           498780105       263      11,000  Sh         Sole                    11,000
LOWES CO INC                     Com           548661107    12,463     225,000  Sh         Sole                   225,000
MBIA INC                         Com           55262C100     3,702      62,500  Sh         Sole                    62,500
METTLER TOLEDO INTERNATIONAL     Com           592688105     8,421     199,500  Sh         Sole                   199,500
MOHAWK INDS INC                  Com           608190104     6,144      87,100  Sh         Sole                    87,100
NBTY INC                         Com           628782104     6,471     240,900  Sh         Sole                   240,900
NEXTEL COMMUNICATIONS INC        CL A          65332V103    13,553     483,000  Sh         Sole                   483,000
NII HLDGS INC                    CL B New      62913F201    24,129     323,309  Sh         Sole                   323,309
NTL INC DEL                      Com           62940M104    30,749     440,850  Sh         Sole                   440,850
PETSMART INC                     Com           716768106    17,900     752,100  Sh         Sole                   752,100
PRIORITY HEALTH CARE CORP        CL B          74264T102     1,598      66,475  Sh         Sole                    66,475
RELIANT RES INC                  Com           75952B105    10,010   1,360,000  Sh         Sole                 1,360,000
SYLVAN LEARNING SYS INC          Com           871399101    20,827     723,400  Sh         Sole                   723,400
SYNOPSYS INC                     Com           871607107     3,606     106,500  Sh         Sole                   106,500
TIBCO SOFTWARE INC               Com           88632Q103    12,691   1,874,524  Sh         Sole                 1,874,524
UNITED ONLINE INC                Com           911268100    11,944     711,350  Sh         Sole                   711,350
UNITED THERAPEUTICS CORP DEL     Com           91307C102     4,810     209,600  Sh         Sole                   209,600
URS CORP NEW                     Com           903236107     6,488     259,400  Sh         Sole                   259,400
UTSTARCOM INC                    Com           918076100    12,604     340,000  Sh         Sole                   340,000
VIAD CORP                        Com           92552R109     7,225     289,000  Sh         Sole                   289,000
WAL MART STORES INC              Com           931142103    12,255     231,000  Sh         Sole                   231,000
WCI CMNTYS INC                   Com           92923C104    22,673   1,100,100  Sh         Sole                 1,100,100
WILLIAMS SONOMA INC              Com           969904101     7,858     226,000  Sh         Sole                   226,000
YORK INTL CORP NEW               Com           986670107     5,634     153,100  Sh         Sole                   153,100
                                                           387,132

03971.0001 #464004